Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Income Taxes (Tables) [Line Items]
Schedule of Deferred Tax Liabilities

Income tax expense consisted of the following for the nine and three-month periods ended September 30:

	Nine-month period		Three-month period
	2025	2024	2025	2024
Current income taxes	(49)	(41)	(17)	(17)
Deferred income taxes	(4)	(5)	(1)	(3)
Income taxes	(53)	(46)	(18)	(20)
Effective tax rate	60.9%	19.5%	(25.4)%	19.6%

Schedule of Movements of Net Deferred Tax Positions

The Company holds the following debt and derivative liabilities:

	September 30, 2025	December 31, 2024
At fair value
Warrants	31	—
Total at fair value	31	—

At discounted redemption amount
Put option liability	2	9
Total at discounted redemption amount	2	9

At amortized cost
Bonds	37	585
Interest accrued on Bonds	2	6
Lease liabilities	353	294
Other financial liabilities	21	—
Loan Note Payable – VEON Amsterdam B.V.	56	—
Total at amortized cost	469	885

Total debt and derivatives	502	894
Non-current	275	225
Current	227	669

VEON Holdings B.V. [Member]
Income Taxes (Tables) [Line Items]
Schedule of Current Income Tax Payable	Current income tax payable consisted of the following items as of December 31:
	2024	2023
Current tax payable	23	16
Total income tax payable	23	16

Schedule of Income Tax Expense

Income tax expense consisted of the following for the year ended December 31:

	2024	2023
Current income taxes
Current year	(64)	(67)
Total current income taxes	(64)	(67)
Deferred income taxes
Movement of temporary differences and losses	—	2
Total deferred tax benefit	—	2
Income tax expense	(64)	(65)

Schedule of Reconciliation Statutory Tax Rate and Effective Income Tax Rate

The table below outlines the reconciliation between the statutory tax rate in the Netherlands of 25.8% and the effective income tax rate together with the corresponding amounts for the years ended December 31:

	2024	2023	Explanatory notes
Profit before tax	347	346
Income tax expense at statutory tax rate (25.8%)	(90)	(89)

Difference due to the effects of:
Different tax rates in different jurisdictions	27	27

The company has income tax rates which are different to the Dutch statutory tax rate of 25.8%. The profits in Ukraine are subject to an 18% income tax rate which has a positive impact on the Group’s effective tax rate.

Non-deductible expenses	(1)	(3)

The non-deductible expenses are primarily driven by the intercompany recharges incurred by Kyivstar such as software licenses, employment costs and other less material adjustments arising on the differences between IFRS and local GAAP reporting.

Income tax expense	(64)	(65)

Effective tax rate	18.6%	18.9%

Schedule of Deferred Tax Liabilities	The Group reported the following deferred tax liabilities in the statement of financial position as of December 31:
	2024	2023
Deferred tax liabilities	(6)	(5)
Net deferred tax position	(6)	(5)

Schedule of Movements of Net Deferred Tax Positions

The following table shows the movements of net deferred tax positions in 2024:

	Movement in deferred taxes
	Opening balance	Net income statement movement	Closing balance
Property and equipment	(5)	(5)	(10)
Intangible assets	(4)	2	(2)
Trade receivables	2	—	2
Provisions	1	—	1
Accounts payable	1	—	1
Other	—	2	2
Net deferred tax positions	(5)	(1)	(6)
	Movement in deferred taxes
	Opening balance	Net income statement movement	Closing balance
Property and equipment	—	(5)	(5)
Intangible assets	(6)	2	(4)
Trade receivables	2	—	2
Provisions	1	—	1
Accounts payable	—	1	1
Net deferred tax positions	(3)	(2)	(5)

Schedule of Unused Tax Losses and Other Carry Forwards	The amount and expiry date of unused tax losses and other carry forwards for which no deferred tax asset is recognized are as follows:
As of December 31, 2024	Indefinite	Total
Tax losses expiry
Recognized losses	(1)	(1)
Recognized DTA	—	—
Non-recognized losses	(253)	(253)
Non-recognized DTA	65	65
Other credits carried forward expiry
Recognized credits	—	—
Recognized DTA	—	—
Non-recognized credits	(303)	(303)
Non-recognized DTA	78	78
As of December 31, 2023	Indefinite	Total
Tax losses expiry
Recognized losses	(1)	(1)
Recognized DTA	—	—
Non-recognized losses	(116)	(116)
Non-recognized DTA	30	30
Other credits carried forward expiry
Recognized credits	—	—
Recognized DTA	—	—
Non-recognized credits	(130)	(130)
Non-recognized DTA	34	34